Vessels, Net	12 Months Ended
Dec. 31, 2013
Notes To Consolidated Financial Statements
Vessel, Net

5.        Vessels, Net

Vessels, net, are comprised of the following:
	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance, January 1, 2012	$743,116	$(87,760)	$655,356
Transfer from Advances for vessel acquisitions and vessels under construction	186,895	—	186,895
Depreciation expense	—	(32,250)	(32,250)
Balance, December 31, 2012	$930,011	$(120,010)	$810,001
Transfer from Advances for vessel acquisitions and vessels under construction	82,593	—	82,593
Depreciation expense	—	(37,394)	(37,394)
Balance, December 31, 2013	$1,012,604	$(157,404)	$855,200

Transfer from Advances for vessel acquisitions and vessels under construction represents advances paid in respect of the acquisition of second hand vessels and newbuild vessels which were under construction and delivered to the Company. For the periods presented, the Company accepted delivery of the following vessels:

  During the year ended December 31, 2012: Efrossini, Venus Horizon, Pedhoulas Builder, Pedhoulas Fighter, Pedhoulas Farmer and Koulitsa; and
  During the year ended December 31, 2013: Paraskevi, Pedhoulas Commander, Zoe and Xenia.

As of December 31, 2013, vessels with a carrying value of $836,451 have been provided as collateral to secure the Company's bank loans as discussed in Note 8.